CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash collateral	$ 1,000,000	$ 1,000,000
Restricted cash	$ 1,500,000	$ 1,500,000